Leasing Activity, Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
ROU assets	$ 3,641	$ 3,850
Lease liabilities	$ 4,162	$ 4,423
Operating lease, right-of-use asset, statement of financial position [Extensible Enumeration]	Other assets	Other assets
Operating lease, liability, statement of financial position [Extensible Enumeration]	Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities